Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Mutual Funds [Member] | Assets [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Held to Maturity	Investments and cash held in Trust Account – Mutual Fund	Investments and cash held in Trust Account – Mutual Funds(1) [1]
Fair Value	$ 10,911,743	$ 775,917
Liability [Member] | Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Held to Maturity	Warrant Liabilities – Public Warrants	Warrant Liabilities – Public Warrants
Fair Value	$ 276,000	$ 414,000
Liability [Member] | Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Held to Maturity	Warrant Liabilities – Private Placement Warrants	Warrant Liabilities – Private Placement Warrants
Fair Value	$ 112,800	$ 169,200

[1]	As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the trustee.